Income Taxes - Schedule of Components of the Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Taiwan		$ 34,957	$ 21,530
Total current		34,957	21,530
Deferred:
Taiwan
Total deferred
Total income tax expense		$ 34,957	$ 21,530